Quarterly financial data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly financial data (unaudited)
Revenues	$ 145,779	$ 144,193	$ 143,551	$ 139,920	$ 131,778	$ 121,220	$ 116,633	$ 116,117	$ 573,443	$ 485,748	$ 481,553
Net income (loss) attributable to Alexandria Real Estate Equities, Inc.'s common stockholders	$ 26,960	$ 24,662	$ 25,986	$ 24,365	$ 83,241	$ 22,235	$ (20,393)	$ 20,542	$ 101,973	$ 105,941	$ 104,974
Earnings (loss) per share attributable to Alexandria Real Estate Equities, Inc.'s common stockholders:
Basic (in dollars per share)	$ 0.44	$ 0.40	$ 0.44	$ 0.44	$ 1.52	$ 0.45	$ (0.45)	$ 0.47	$ 1.73	$ 2.19	$ 2.72
Diluted (in dollars per share)	$ 0.44	$ 0.40	$ 0.44	$ 0.44	$ 1.52	$ 0.45	$ (0.45)	$ 0.47	$ 1.73	$ 2.19	$ 2.72